Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$ 29,522	$ 31,978
Allowances for doubtful accounts and billing adjustments	1,399	1,328
Deferred revenue	31,713	31,240
Share-based compensation	22,088	24,449
Other, net	34,673	24,743
Total deferred income tax assets	119,395	113,738
Less valuation allowance for deferred income tax assets	(18,446)	(18,963)
Net deferred income tax assets	100,949	94,775
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(61,161)	(53,527)
Computer software development costs	(82,835)	(67,703)
Purchase accounting adjustments	(114,171)	(136,701)
Foreign currency translation	(4,522)	(7,642)
Other, net	(24,462)	(18,830)
Total deferred income tax liabilities	(287,151)	(284,403)
Net deferred income tax liabilities	(186,202)	(189,628)
Total net deferred tax assets (liabilities):
Current	24,670	15,190
Noncurrent	(210,872)	(204,818)
Net deferred income tax liabilities	$ (186,202)	$ (189,628)